SHARE-BASED COMPENSATION - Summary of Estimated Fair Value of Stock Options Using the Black-Scholes Option Pricing Model and Valuation Model (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Market and Service-based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock	$ 0.81
Weighted average expected term (years)	4 years 7 months 6 days
Weighted average expected volatility	91.00%
Risk-free interest rate	4.40%
Black-Scholes Option Pricing Model | Service-based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock	$ 1.41	$ 0.54
Weighted average expected term (years)	6 years	6 years
Weighted average expected volatility	92.30%	86.80%
Risk-free interest rate	3.80%	4.10%
Dividend yield	0.00%	0.00%